Taxes payable	12 Months Ended
Dec. 31, 2024
Tax payable [abstract]
Taxes payable
15.
Taxes payable

The breakdown of taxes payable is as follows:

	December 31, 2024	December 31, 2023
Income tax payable	1,411	2,147
Other taxes payable	6,612	6,072
Total	8,023	8,219
Current	7,863	8,219
Non-current	160	—